Shareholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2023
Shareholders' Equity (Deficit) [Abstract]
SHAREHOLDERS' EQUITY (DEFICIT)

NOTE 9 - SHAREHOLDERS’ EQUITY (DEFICIT):

A.	Share capital:

	Number of shares as of December 31,		Number of shares as of December 31,
	2023		2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares	100,000,000	15,652,176	100,000,000	11,338,940

Since the Company’s incorporation in February 2018 and before its IPO, the Company issued the following Ordinary Shares: (i) an aggregate of 27,566 Ordinary Shares for no consideration to the Company’s founders and certain advisors; and (ii) 1,877,196 Ordinary Shares as bonus shares for no consideration to existing shareholders.

In 2020 the Company issued an aggregate of 756,333 Ordinary Shares to investors as part of a loan conversion and non-tradable warrants to purchase an additional 169,019 Ordinary Shares upon consummation of its IPO. The warrants are exercisable into Ordinary Shares of the Company at an exercise price equal to the initial public offering price which was $5.50 and are exercisable for three years after the IPO.

On March 18, 2021, the Company’s shareholders approved a 12.5 to 1 reverse split of all shares (issued and unissued) on the basis that every 12.5 Ordinary Shares in the capital of the Company be consolidated into 1 Ordinary Share, such that the authorized share capital of the Company following such consolidation is NIS 310,000,000 divided into 24,800,000 Ordinary Shares.

On June 1, 2021, the Company’s shareholders approved an amendment to the structure of the Company’s share capital (both authorized and issued) by cancelling the par value of the Ordinary Shares in addition to implementing an additional reverse split at a ratio of 2.94 to 1, pursuant to which holders of our Ordinary Shares received one Ordinary Share for every 2.94 Ordinary Shares held.

On June 1, 2021, the Company’s shareholders approved an amendment to the structure of the Company’s share capital (both authorized and issued) by cancelling the par value of the Company’s shares such that each Ordinary Share with par value of NIS 0.125 will become one Ordinary Share with no par value. The authorized share capital of the Company following the reverse stock split was NIS 310,000,000 divided into 8,435,375 Ordinary Shares, with no par value.

On June 1, 2021, the Company’s shareholders approved an increase in the authorized share capital of the Company to 15,000,000 Ordinary Shares of no-par value.

On July 16, 2021, the Company completed its IPO on the Nasdaq Capital Market whereby the Company sold 2,909,091 Ordinary Shares and tradable warrants to purchase 3,345,455 Ordinary Shares (inclusive of tradable warrants to purchase 436,364 Ordinary Shares pursuant to the exercise of an overallotment option granted to the underwriters). The tradable warrants have an exercise price of $5.50 and they are exercisable for five years after the IPO date.

Following the IPO, the Company issued 2,113,905 Ordinary Shares and 1,149,582 non-tradable warrants to investors and 16,587 non-tradeable warrants to brokers in connection with the conversion of Company’s previously issued financial liabilities.

The aggregate proceeds received by the Company from the IPO were approximately $14,490, after deducting underwriting discounts and commissions and additional offering direct costs totaled approximately $1,543. The gross proceeds were $16,033.

Total non-cash direct expenses in IPO were as following: (i) fair value of 436,364 tradable warrants that were granted to underwriters totaled in $589; (ii) The Company issued 145,455 non-tradable warrants as underwriters fees; the warrants will be converted into Ordinary Shares of the Company at an exercise price equal to 125% of the IPO price and be exercisable for three years after the IPO. As of the date of the IPO, the tradable warrants fair value was $264; and (iii) the Company agreed to pay to a promoter 7% of the proceeds from the exercise of tradable warrants. The payment was measured at fair value at the grant date. As of the IPO date, the fair value of the financial liability was $310.

Total non-cash expenses were $1,163.

In addition, the Company had non-direct expenses as following: (i) cash expenses amounted to $722 and (i) non-cash expenses amounted to $123 (22,382 Ordinary Shares issued to service providers).

Total IPO expenses direct and non- direct, cash and non-cash were: $3,551.

Total IPO expenses allocated to the profit and loss were $546. Total IPO expenses deducted from the equity were $3,032.

During the year 2021 the Company issued an aggregate amount of 655,601 Ordinary Shares in connection to vested RSUs and additional 24,631 Ordinary Shares in connection with options exercise.

On December 17, 2021, the Company’s shareholders approved an increase in the authorized share capital of the Company to 100,000,000 Ordinary Shares of no-par value.

During the year ended December 31, 2022, the Company issued an aggregate amount of 1,240,204 Ordinary Shares in connection to vested RSUs and an additional 7,030 Ordinary Shares in connection to option exercises.

On April 4, 2023, the Company entered into a sales agreement (the “Sales Agreement”) with Roth Capital Partners, LLC, as sales agent, pursuant to which the Company could offer and sell, from time to time, through the sales agent, Ordinary Shares pursuant to an At-The-Market facility (“ATM”). During 2023, the Company sold 17,566 Ordinary Shares under the ATM. On October 23, 2023, the Company terminated the Sales Agreement and the associated ATM, effective immediately.

On December 26, 2023, the Company completed the Registered Direct Offering, whereby the Company sold (i) 1,375,000 Ordinary Shares at a purchase price of $1.28 per share, and (ii) Pre-Funded Warrants, to purchase up to 1,656,250 Ordinary Shares, at a purchase price of $1.28, less $0.001 per Pre-Funded Warrant. (iii) Private Warrants, to purchase up to an aggregate of 3,031,250 Ordinary Shares at an exercise of $1.28 per share (Note 8.2).

The Pre-Funded Warrants were exercised on the same day and the day after the transaction in full in an exercise price of $0.01 per share and the Company issued 1,656,250 additional Ordinary Shares.

The aggregate proceeds received by the Company from the registered direct offering were approximately $3,424, after deducting underwriting discounts and commissions and additional cash offering costs totaled in approximately $454.

The Company issued the Placement Agent in the agreement a number of warrants equal to a total of 7.0% of the aggregate number of Ordinary Shares sold in the transaction, total to 212,188 warrants to purchase up to 212,188 Ordinary Shares, were issued. The Placement Agent Warrants were substantially on the same terms as the Warrants issued to the investor in the offering, except an exercise price of $1.60 per share. The Placement agent Warrants were exercisable immediately upon issuance and will expire five years following their issuance. The Company accounts for the Placement Agent Warrants as equity-classified instruments (as part of additional paid in capital), based on an assessment of ASC 718. The fair value of the warrants at the issuance date was $131.

Those cash and non-cash issuance costs were accounted proportionally to issuance expenses and decrease of additional paid in capital, according to the ratio of the liability versus equity in the Registered Direct offering.

During the year ended December 31, 2023, the Company issued an aggregate amount of 1,226,448 Ordinary Shares in connection with vested RSUs and an additional 37,972 Ordinary Shares in connection with option exercises.

B.	Warrants reserves -Composition and movements:

1.	The following table reconciles the movement in warrants outstanding at the beginning and end of the period:

	Number of Warrants	Weighted-average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2022	3,121,095	5.58	1.74	4,667,915

Issued	212,188	1.6	5	131,555
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Balance as of December 31, 2023	3,333,283	5.47	1.83	4,799,470

2.	The following table summarizes information about the Company’s outstanding warrants as of December 31, 2023

Exercise Price	Warrants outstanding as of December 31, 2023	Expiration date	Aggregate Intrinsic value

5.5	1,640,455	15/07/2026	2,214,614
5.5	1,057,350	15/07/2024	1,691,760
5.5	277,835	15/07/2025	497,533
6.875	145,455	15/01/2027	264,008
1.6	212,188	28/12/2028	131,555
	3,333,283		4,799,470

C. Loss per share:

Loss per share has been calculated using the weighted average number of shares in issue during the relevant financial periods, the weighted average number of equity shares in issue and profit for the period as follows:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021

Loss for the period	11,286	14,976	17,193
Total number of Ordinary Shares	15,652,176	11,338,940	10,091,706
Weighted average number of Ordinary Shares	12,095,477	10,794,594	5,306,225
Basic and diluted loss per share	(0.93)	(1.39)	(3.24)